Debt Aggregate Principal Payments On Debt Outstanding (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
Debt Instrument, Periodic Payment, Principal in Next Twelve Months	$ 25.0
Long-term Debt, Maturities, Repayments of Principal in Year Two	25.0
Long-Term Debt, Maturities, Repayments of Principal in Year Three	11.3
Long-Term Debt, Maturities, Repayments of Principal in Year Four	0.8
Long-Term Debt, Maturities, Repayments of Principal in Year Five	500.0
Long-Term Debt, Maturities, Repayments of Principal after Year Five	2,609.8
Total	$ 3,171.9